AMERITAS LIFE INSURANCE CORP. ("AMERITAS")
                    AMERITAS VARIABLE SEPARATE ACCOUNT V and
          AMERITAS VARIABLE SEPARATE ACCOUNT VA-2 ("Separate Accounts")

                                 Supplement to:
                   OVERTURE APPLAUSE!, OVERTURE APPLAUSE! II,
                 OVERTURE ENCORE!, and OVERTURE ANNUITY III-Plus
                         Prospectuses Dated May 1, 2007
                                OVERTURE OVATION!
                          Prospectus Dated May 1, 2008
       OVERTURE ANNUITY II, OVERTURE ANNUITY III, and OVERTURE ACCLAIM!(R)
                      Prospectuses Dated September 1, 2009

                          Supplement Dated May 1, 2010

1. Subaccount underlying portfolios available as variable investment options for your Policy are:

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                         FUND NAME                                             INVESTMENT ADVISER
Portfolio Name - Subadviser(s)                                 Portfolio Type / Summary of Investment Strategy
--------------------------------------------------------------------------------------------------------------------
                   The Alger Portfolios                                   Fred Alger Management, Inc.
--------------------------------------------------------------------------------------------------------------------
Alger Balanced Portfolio, Class I-2                            Current income and long-term capital appreciation.
--------------------------------------------------------------------------------------------------------------------
               American Century Investments                      American Century Investment Management, Inc.
--------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund, Class I              Capital growth; income is secondary.
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American Century VP Mid Cap Value Fund, Class I                Long-term capital growth; income is secondary.
--------------------------------------------------------------------------------------------------------------------
             Calvert Variable Products, Inc.*                       Calvert Asset Management Company, Inc.
--------------------------------------------------------------------------------------------------------------------
Calvert VP Barclays Capital Aggregate Bond Index Portfolio     Index:  Barclays Capital Aggregate Bond Index.
- Summit Investment Partners, Inc. ("Summit")
(Summit Barclays Capital Aggregate Bond Index Portfolio
prior to 5/1/10)
--------------------------------------------------------------------------------------------------------------------
Calvert VP EAFE International Index Portfolio - World          Index:  MSCI EAFE Index.
Asset Management, Inc.
(Summit EAFE International Index Portfolio prior to 5/1/10)
--------------------------------------------------------------------------------------------------------------------
Calvert VP Inflation Protected Plus Portfolio - Summit         Current income.
(Summit Inflation Protected Plus Portfolio prior to 5/1/10)
--------------------------------------------------------------------------------------------------------------------
Calvert VP Lifestyle Aggressive Portfolio - Summit             Capital growth; investment income is secondary.
(Summit Lifestyle ETF Market Strategy Aggressive Portfolio
prior to 5/1/10)
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Calvert VP Lifestyle Conservative Portfolio - Summit           Capital growth, investment income is secondary.
(Summit Lifestyle ETF Market Strategy Conservative
Portfolio prior to 5/1/10)
--------------------------------------------------------------------------------------------------------------------
Calvert VP Lifestyle Moderate Portfolio - Summit               Capital growth, investment income is secondary.
(Summit Lifestyle ETF Market Strategy Target Portfolio
prior to 5/1/10)
--------------------------------------------------------------------------------------------------------------------
Calvert VP Nasdaq 100 Index Portfolio - Summit                 Index:  Nasdaq 100 Index.
(Summit Nasdaq-100 Index Portfolio prior to 5/1/10)
--------------------------------------------------------------------------------------------------------------------
Calvert VP Natural Resources Portfolio - Summit                Capital growth.
(Summit Natural Resources Portfolio prior to 5/1/10)
--------------------------------------------------------------------------------------------------------------------
Calvert VP Russell 2000 Small Cap Index Portfolio - Summit     Index:  Russell 2000 Index.
(Summit Russell 2000 Small Cap Index Portfolio prior to
5/1/10)
--------------------------------------------------------------------------------------------------------------------
Calvert VP S&P 500 Index Portfolio - Summit                    Index:  S&P 500 Index.
(Summit S&P 500 Index Portfolio prior to 5/1/10)
--------------------------------------------------------------------------------------------------------------------
Calvert VP S&P MidCap 400 Index Portfolio - Summit             Index:  S&P MidCap 400 Index.
(Summit S&P MidCap 400 Index Portfolio prior to 5/1/10)
--------------------------------------------------------------------------------------------------------------------
Calvert VP SRI Large Cap Value Portfolio - No Subadviser       Long-term capital appreciation
(Summit Zenith Portfolio prior to 5/1/10)
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              Calvert Variable Series, Inc.*                        Calvert Asset Management Company, Inc.
--------------------------------------------------------------------------------------------------------------------
Calvert VP Income Portfolio - No Subadviser                    Long-term income.
(CVS Calvert Income Portfolio prior to 5/1/10)
--------------------------------------------------------------------------------------------------------------------
Calvert VP Mid Cap Value Portfolio - RiverSource               Long-term capital appreciation.
Investments, LLC
(Ameritas Mid Cap Value Portfolio prior to 5/1/10)
--------------------------------------------------------------------------------------------------------------------
Calvert VP Money Market Portfolio - No Subadviser              Money market: current income.
(Ameritas Money Market Portfolio prior to 5/1/10)
--------------------------------------------------------------------------------------------------------------------
Calvert VP Small Cap Growth Portfolio - Eagle Asset            Long-term capital appreciation.
Management, Inc.
(Ameritas Small Capitalization Portfolio prior to 5/1/10)
--------------------------------------------------------------------------------------------------------------------
Calvert VP SRI Balanced Portfolio - Equity Portion: New        Income and capital growth.
Amsterdam Partners LLC; Fixed Income Portion: No Subadviser
(CVS Calvert Social Balanced Portfolio prior to 5/1/10)
--------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------
                         FUND NAME                                             INVESTMENT ADVISER
Portfolio Name - Subadviser(s)                                 Portfolio Type / Summary of Investment Strategy
--------------------------------------------------------------------------------------------------------------------
Calvert VP SRI Equity Portfolio - Atlanta Capital              Capital growth.
Management Company, LLC
(CVS Calvert Social Equity Portfolio prior to 5/1/10)
--------------------------------------------------------------------------------------------------------------------
Calvert VP SRI Strategic Portfolio - Thornburg Investment      Long-term capital appreciation; current income is
Management, Inc.                                               secondary.
(Ameritas Core Strategies Portfolio prior to 5/1/10)
--------------------------------------------------------------------------------------------------------------------
               Dreyfus Investment Portfolios                                The Dreyfus Corporation
--------------------------------------------------------------------------------------------------------------------
Dreyfus MidCap Stock Portfolio, Service Shares                 Index:  S&P MidCap 400 Index.
--------------------------------------------------------------------------------------------------------------------
                  DWS Variable Series II                         Deutsche Investment Management Americas Inc.
--------------------------------------------------------------------------------------------------------------------
DWS Dreman Small Mid Cap Value VIP Portfolio, Class A          Long-term capital appreciation.
--------------------------------------------------------------------------------------------------------------------
DWS Global Thematic VIP Portfolio, Class A                     Long-term capital growth.
--------------------------------------------------------------------------------------------------------------------
           Fidelity(R) Variable Insurance Products                    Fidelity Management & Research Company
--------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Asset ManagerSM Portfolio, Initial Class       Total return.
(1,2,3,4)
--------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Asset Manager: Growth(R) Portfolio,            Total return.
Initial Class (1,2,3,4)
--------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R) Portfolio, Initial Class (1,2,3) Long-term capital appreciation.
--------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Equity-Income Portfolio, Initial Class         Index:  S&P 500 Index.
(1,2,3)
--------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Portfolio, Initial Class (1,2,3)        Capital Appreciation.
--------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP High Income Portfolio, Initial Class (1,2)     Income and growth.
--------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Investment Grade Bond Portfolio, Initial       Bond.
Class (1,4)
--------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Mid Cap Portfolio** (1,2,3)                    Long-term growth.
--------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Overseas Portfolio, Initial Class (1,2,3)      Long-term growth.
--------------------------------------------------------------------------------------------------------------------
   - Subadvisers: (1)Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity
   International Investment Advisors (U.K.) Limited; (2) FMR Co., Inc., Fidelity Investments Japan Limited; (3)
   Fidelity Management & Research (U.K.) Inc.; and (4) Fidelity Investments Money Management, Inc.
--------------------------------------------------------------------------------------------------------------------
               AIM Variable Insurance Funds                                 Invesco Advisers, Inc.
            (Invesco Variable Insurance Funds)
 (The portfolios listed below were AIM portfolios prior to
5/1/10)
--------------------------------------------------------------------------------------------------------------------
Invesco V.I. Dynamics Fund, Series I                           Long-term growth of capital.
--------------------------------------------------------------------------------------------------------------------
Invesco V.I. Global Real Estate Fund, Series I - Invesco       Total return through growth of capital and current
Asset Management Limited                                       income.
--------------------------------------------------------------------------------------------------------------------
Invesco V.I. International Growth Fund, Series I               Long-term growth of capital.
--------------------------------------------------------------------------------------------------------------------
               MFS(R) Variable Insurance Trust                       Massachusetts Financial Services Company
--------------------------------------------------------------------------------------------------------------------
MFS(R) New Discovery Series, Initial Class                     Capital appreciation.
--------------------------------------------------------------------------------------------------------------------
MFS(R) Research International Series, Initial Class            Capital appreciation.
--------------------------------------------------------------------------------------------------------------------
MFS(R) Strategic Income Series, Initial Class                  Total return with emphasis on high current income,
                                                               but also considering capital appreciation.
--------------------------------------------------------------------------------------------------------------------
MFS(R) Total Return Series, Initial Class                      Total return.
--------------------------------------------------------------------------------------------------------------------
MFS(R) Utilities Series, Initial Class                         Total return.
--------------------------------------------------------------------------------------------------------------------
        Neuberger Berman Advisers Management Trust                      Neuberger Berman Management LLC
--------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Regency Portfolio, Class I                Capital growth.
--------------------------------------------------------------------------------------------------------------------
              PIMCO Variable Insurance Trust                       Pacific Investment Management Company LLC
--------------------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio, Administrative Class             Total return.
--------------------------------------------------------------------------------------------------------------------
             T. Rowe Price Equity Series, Inc.                          T. Rowe Price Associates, Inc.
--------------------------------------------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth Portfolio-II                    Seeks Long-term capital growth.  Income is a secondary
                                                               objective.
--------------------------------------------------------------------------------------------------------------------
            Third Avenue Variable Series Trust                            Third Avenue Management LLC
--------------------------------------------------------------------------------------------------------------------
Third Avenue Value Portfolio                                   Long-term capital appreciation.
--------------------------------------------------------------------------------------------------------------------
          The Universal Institutional Funds, Inc.                  Morgan Stanley Investment Management Inc.
--------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Equity Portfolio, Class I - Morgan        Long-term capital appreciation.
Stanley Investment Management Company ("MSIMC")and Morgan
Stanley Investment Management Limited ("MSIML")
--------------------------------------------------------------------------------------------------------------------
UIF Global Value Equity Portfolio, Class I - MSIML             Long-term capital appreciation.
--------------------------------------------------------------------------------------------------------------------
UIF International Magnum Portfolio, Class I - MSIML,           Long-term capital appreciation.
Morgan Stanley Asset & Investment Trust Management Co.,
Limited and MSIMC
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class I                        Above-average current income and long-term capital
                                                               appreciation.
--------------------------------------------------------------------------------------------------------------------
* These funds are part of, and their investment adviser and Summit are indirect subsidiaries of the UNIFI Mutual
Holding Company, the ultimate parent of Ameritas. Also, Calvert Distributors, Inc., an indirect subsidiary of
UNIFI, is the underwriter for these funds.
** The "Initial Class" of this portfolio is available for the Overture Applause!, Overture Applause! II, Overture
Encore!, and Overture Ovation. The "Service Class 2" is available for the Overture Annuity II, Overture Annuity III,
Overture Annuity III-P, and Overture ACCLAIM!.

Please see the respective portfolio prospectuses, which accompany this supplement, for more information.

2. The following paragraphs are added to your prospectus Separate Account and Transfers sections:

     Resolving Material Conflicts - Underlying Investment Interests
     In addition to serving as underlying portfolios to the Subaccounts, the portfolios are available to registered separate accounts of other insurance companies offering variable annuity and variable life insurance contracts. We do not currently foresee any disadvantages to you resulting from the fund companies selling portfolio shares to fund other products. However, there is a possibility that a material conflict of interest may arise between Policy Owners and the owners of variable contracts issued by other companies whose values are allocated to one of the portfolios. Shares of some of the portfolios may also be sold to certain qualified pension and retirement plans qualifying under section 401 of the Internal Revenue Code. As a result, there is a possibility that a material conflict may arise between the interests of Owners or owners of other contracts (including contracts issued by other companies), and such retirement plans or participants in such retirement plans. In the event of a material conflict, we will take any necessary steps to resolve the matter, including removing that portfolio as an underlying investment option of the Separate Account. The Board of Directors of each fund company will monitor events in order to identify any material conflicts that may arise and determine what action, if any, should be taken in response to those events or conflicts. See the accompanying prospectuses of the portfolios for more information.

     Omnibus Orders
     Purchase and redemption orders received by the portfolios generally are "omnibus" orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the ability of the portfolios to apply their respective disruptive trading policies and procedures. We cannot guarantee that the portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other owners of portfolio shares, as well as the owners of all variable life insurance or variable annuity contracts, including ours, whose variable investment options correspond to the affected portfolios. In addition, if a portfolio believes that an omnibus order that we submit may reflect one or more transfer requests from Owners engaged in disruptive trading, the portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

     Any references to "mixed and shared funding" are deleted from the prospectus.

3. References to Rule 12h-7 are deleted and replaced with the following text:

     Ameritas relies on the exemption provided by Rule 12h-7 to file reports under the Securities Exchange Act of 1934.

4. Any references to IMSA membership are deleted.

5. The Model Asset Allocation section of your prospectus is deleted and replaced with the following:

         Asset Allocation Program

         We may offer an asset allocation program using models. However, you always have the ability to construct your own asset allocation plan from among the investment options available in your Policy. Asset allocation programs using models are intended to match model risk tolerance and investment objectives with the investment options available in your Policy.

         To assist you in your selection of an asset allocation model, our Asset Allocation Program (the "Program") uses fund-specific model recommendations developed by our affiliate, Summit Investment Advisors, Inc. ("SIA"). These recommendations are offered to you through an agreement between Ameritas and SIA. The Program consists of five models, ranging from aggressive to conservative. SIA provides Ameritas Investment Corp. ("AIC"), our majority owned subsidiary, with ongoing recommendations and monitoring of the portfolios that comprise the models.

     To participate in the Program:

     o AIC will serve as your investment adviser fiduciary for the Program solely for purposes of development of the models and periodic updates to the models. You must give AIC your written consent and discretionary authority for AIC to give us instructions to allocate your premiums (or, for an existing Policy, Policy value) pursuant to the allocations of the model you select. AIC will also periodically instruct us to change your allocations consistent with any changes to the model made by AIC as recommended by SIA. AIC has no discretionary authority to execute any other transfers for your Policy.
     o    You must complete the Asset Allocation questionnaire.
     o You must allocate all of your Policy value to one asset allocation model. We must receive notice of your asset allocation model election by Written Notice before we can begin a Program for you. Only you can select which model is best for you. The Asset Allocation questionnaire can be an aid, but neither it nor AIC will make this decision for you. You may wish to consult with your own financial professional to determine whether participation in the Program is best for you, and if so, which model is most suitable.
     o Each quarter we will automatically rebalance the Subaccount values to be consistent with the allocation percentages for the Program model that you selected. Such rebalancing will be disclosed in quarterly statements to you. Performance of each model is updated daily on our website and is available upon request.
     o At least annually, AIC will re-evaluate and may make changes to each investment level model based upon SIA's recommendations. When AIC updates the models, we will send you written notice of the updated models at least 30 days in advance of the date the updated models are to be effective. If you wish to accept the changes in your selected model, you will not need to take any action, as your Policy value and any subsequent premium will be automatically reallocated pursuant to the updated model. If you do not wish to accept the changes to your selected model, you can change to a different model or withdraw from the Program.
     o If you are currently participating in a Program model and you make changes to your allocations outside the model, you will not receive future notifications of model changes. You will then be considered as having withdrawn from the Program and as having cancelled your relationship with AIC for purposes of implementing the Program with your Policy. For this reason, you will not be able to execute trades online if you participate in the Program. You will be required to talk to a Service Center representative if you are in the Program, but wish to make a transfer or trade. The Service Center representative will explain to you, prior to executing any telephone transaction, that your election to execute a trade will result in the discontinuance of the Program for your Policy.
     o If participation in the Program terminates, including by death of the Owner, Policy value will not be reallocated automatically if the model is changed, and thus will not reflect the most current allocation recommendations. Any additional premiums received after the death of the Owner will be returned.

         Potential Conflicts of Interest
         AIC and SIA may be subject to competing interests that have the potential to influence their decision making with regard to the models. AIC is compensated by us as principal underwriter for the Policies. SIA is compensated by us for its fund-specific model recommendations, and its ongoing oversight of the available investment options. We and AIC may receive fees for administrative services from other portfolios in the models. This additional compensation and related responsibilities may create conflicts of interest as AIC determines what portfolios should be in the models. Also, Calvert Variable Products, Inc. and Calvert Variable Series, Inc. (the "Calvert Funds"), which are part of the UNIFI Mutual Holding Company and therefore are affiliated with us, have portfolios offered through the Policy. The Calvert Funds are advised by Calvert Asset Management Company, Inc. ("CAMCO"), an affiliate of ours, and certain of the Calvert Funds are subadvised by Summit Investment Partners, Inc. ("Summit"), also an affiliate of ours. CAMCO and Summit are compensated for advisory oversight, subadvisory, and administrative services. Calvert Fund portfolios may or may not be included in the models. SIA may have an incentive to recommend certain portfolios that have administrative, advisory or subadvisory services provided by CAMCO and Summit. As a result of the competing interests the affiliated parties face in this Program, there is an increased potential risk of a conflict of interest in these arrangements.

         There is no additional charge for selecting the Program. Although asset allocation programs are intended to mitigate investment risk, there is a risk that investing pursuant to a model will still lose value. For information about risks of participating in the Program and more detail about the Program, including more information about conflicts of interest, ask for a copy of the Separate Account's Statement of Additional Information. More information about AIC's role as investment adviser for the Program is available on AIC's Form ADV
Part II which is delivered to you at the time you subscribe to the Program. We may modify or discontinue the Asset Allocation Program at any time.

6. The Model Asset Allocation section of your Statement of Additional Information is deleted and replaced with the following:

                            ASSET ALLOCATION PROGRAM

The Service
Ameritas Investment Corp. ("AIC"), a majority owned subsidiary of Ameritas, has developed several asset allocation models, each based on different profiles of an investor's willingness to accept investment risk, and provided exclusively through our Policies as the Asset Allocation Program (the "Program"). AIC periodically (typically annually) evaluates and updates the models. In developing and periodically updating the models, AIC currently relies on the fund-specific model recommendations made by Summit Investment Advisors, Inc. ("SIA"), a registered investment advisor, which, like Ameritas, is wholly owned by AHC and ultimately by UNIFI. AIC may change the firm it uses, or, as is currently the case, may use no independent firm when developing the models for the Program.

If you choose to subscribe to the Program, AIC will serve as your investment adviser solely for purposes of development of the Program models and periodic updates of the models.

If you choose to subscribe to the Program, AIC instructs us to allocate your initial premium (in the case of a new application) or accumulated value, as applicable, to the investment options according to the model you select, to similarly allocate subsequent premium, and to periodically automatically reallocate your accumulated value or premium payments. Your Policy value will be rebalanced quarterly consistent with your selected model.

The Asset Allocation Program Models
Development of the Program models is a two-step process. First, SIA performs an optimization analysis to determine the breakdown of asset classes. Next, after the asset class exposures are known, a determination is made of how available investment options can be used to implement the asset class level allocations. Investment options are selected in a way intended to optimize potential returns for each model, given a particular level of risk tolerance. SIA may also choose passively managed index investment options to optimize returns for a given risk profile. SIA's philosophy on selecting active investment managers centers on choosing experienced managers that add value over time, using a consistent process, and staying on mandate across market cycles. When selecting investment options, SIA looks for competitive fees, tenured fund management, and total returns that are competitive to their peers. SIA avoids managers holding "off-mandate" exposures, or other significant portfolio concentrations that could lead to sharp performance deviations. This process could, in some cases, result in the inclusion of an investment option in a model based on its specific asset class exposure or other specific optimization factors, even where another investment option may have better historical performance.

Periodic Updates of the Models and Notices of Updates
Each model is evaluated periodically (generally, annually) to assess whether the combination of investment options within each model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the model. As a result, each model may change, and the investment options used within a model may change.

When your selected model is updated, AIC instructs us to automatically reallocate your accumulated value and any subsequent premium payments in accordance with any changes to the model you have selected. This means the allocation of your accumulated value, and potentially the investment options in which you are invested, will automatically change and your accumulated value and any subsequent premium payments will be automatically reallocated among the investment options in your updated model (independently of the automatic quarterly rebalancing). AIC requires that you give it discretionary investment authority to periodically instruct us to reallocate your accumulated value and any subsequent premium payments in accordance with the updated version of the model you have selected, if you wish to participate in the Program.

When AIC updates the models, we will send you written notice of the updated models at least 30 days in advance of the date the updated models are to be effective. If you wish to accept the changes in your selected model, you will not need to take any action, as your Policy value and any subsequent premium will be automatically reallocated pursuant to the updated model. If you do not wish to accept the changes to your selected model, you can change to a different model or withdraw from the Program.

Risks
Although asset allocation models are designed to optimize returns given the various levels of risk, there is no assurance that a model portfolio will not lose money or that investment results will not experience volatility. Investment performance of your accumulated value could be better or worse by participating in a Program model than if you had not participated. A model may perform better or worse than any single investment option or asset class or other combinations of investment options or asset classes. Model performance is dependent upon the performance of the component investment options (and their underlying portfolios). The timing of your investment and the automatic quarterly rebalancing may affect performance. Your accumulated value will fluctuate, and when redeemed, may be worth more or less than the original cost.

Periodic updating of the models can cause the underlying portfolios to incur transaction expenses to raise cash for money flowing out of the portfolios or to buy securities with money flowing into the portfolios. These expenses can adversely affect performance of the pertinent portfolios and the models.

Potential Conflicts of Interest. AIC and SIA may be subject to competing interests that have the potential to influence decision making with regard to the models. In addition to its limited role as investment adviser under the Program, AIC is also compensated by us as principal underwriter for the Policies. Also, Calvert Variable Portfolios, Inc. and Calvert Variable Series, Inc. (the "Calvert Funds"), which are part of the UNIFI Mutual Holding Company and therefore are affiliated with us, have portfolios offered through the Policy. The Calvert Funds are advised by Calvert Asset Management Company, Inc. ("CAMCO"), an affiliate of ours, and certain of the Calvert Funds are subadvised by Summit Investment Partners, Inc. ("Summit"), also an affiliate of ours. CAMCO and Summit are compensated for administrative, advisory and subadvisory services they provide. Calvert Fund portfolios may or may not be included in the models. We and AIC may receive revenue sharing from other portfolios that are available as investment options or distribution fees. AIC may have an incentive to use certain portfolios in the models that provide higher revenue sharing or advisory fees. AIC may believe that certain portfolios may benefit from additional assets or could be harmed by redemptions. SIA analyzes all our model investment options and their underlying portfolios; it evaluates and recommends the selection, allocation weighting, and periodic updates regarding portfolios in the models. Neither AIC nor we dictate to SIA the number of portfolios in a model, the percent that any portfolio represents in a model, or which portfolios may be selected (other than to require exclusion of any portfolio that is expected to be liquidated, merged into another portfolio, or otherwise closed). SIA may have an incentive to recommend certain portfolios that have administrative, advisory or subadvisory services provided by CAMCO and Summit. As a result of the competing interests the affiliated parties face in this Program, there is an increased potential risk of a conflict of interest in these arrangements.

AIC and we are under no obligation to continue the Program, or any asset allocation program, and have the right to terminate or change such services at any time.

All other provisions of your Policy remain as stated in your Policy and prospectus, as previously supplemented.

  Please retain this Supplement with the current prospectus for your variable
                 Policy issued by Ameritas Life Insurance Corp.
        If you do not have a current prospectus, please contact Ameritas at 1-800-745-1112.